Intangible Assets - Schedule of Expected Future Amortization for Our Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Future Amortization for Our Definite-Lived Intangible Assets [Abstract]
Three months ending December 31, 2025	$ 20	$ 80
Year ending December 31, 2026	73	73
Total	$ 93	$ 153	$ 233